Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments - non-current	$ 1,249	$ 2,388
Available-for-sale investments - current	18,000	0
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	3,133	2,675
Available-for-sale investments - non-current	1,249	2,388
Available-for-sale investments - current	18,000
Convertible promissory notes	(726,950)
Total assets at fair value	(704,568)	5,063
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	3,133	2,675
Total assets at fair value	3,133	2,675
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments - non-current	1,249	2,388
Available-for-sale investments - current	18,000
Convertible promissory notes	(726,950)
Total assets at fair value	$ (707,701)	$ 2,388